STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 18, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation				$ 62,042	$ 3,936
Number of consecutive trading days		20 days		20 days
Total number of trading days		30 days		30 days
Earn-Out Scenario One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing share price trigger for Business Combination (in dollars per share)	$ 12.50	$ 12.50		$ 12.50
Earn-Out Scenario Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing share price trigger for Business Combination (in dollars per share)	15.00	15.00		15.00
Earn-Out Scenario Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing share price trigger for Business Combination (in dollars per share)	$ 18.00	$ 18.00		$ 18.00
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance (in shares)		9,615,971
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance (in shares)						91,177,477
Vesting percentage				100.00%
Granted (in shares)				0	42,288,769
Total unrecognized stock-based compensation expense	$ 0			$ 0
Incentive units threshold (in dollars per share)	$ 0			$ 0	$ 0.03		$ 0.01
Allocated share based compensation				$ 3,936	$ 1,106
Unvested stock units (in shares)					10,278,486		394,669
Class D Management Incentive Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive units threshold (in dollars per share)	0.01			$ 0.01
Class D Management Incentive Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive units threshold (in dollars per share)	$ 0.71			$ 0.71
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				436,600
Total unrecognized stock-based compensation expense	$ 578			$ 578
Unvested stock units (in shares)	105,000			105,000	0
Period of recognition for unrecognized stock-based compensation expense				1 year 2 months 4 days
Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		331,600
Period of issuance		6 months
Compensation cost		$ 3,316		$ 3,730
Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		5,000
Stock Options | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of stock as a percent of fair market value		100.00%
Number of shares issued (in shares)			0
Expiration period		10 years
Stock Appreciation Rights | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of stock as a percent of fair market value		100.00%
Number of shares issued (in shares)				0
Expiration period		10 years
Employee Stock Purchase Plan (ESPP) | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance (in shares)		1,923,194
Exercise price of stock as a percent of fair market value		85.00%
Number of shares issued (in shares)	0
Maximum number of shares that may be issued as a percent of fully-diluted shares		2.00%
Maximum percent of eligible compensation		8.00%
Maximum contribution amount		$ 25,000